ACCOUNTS PAYABLE AND OTHER - Summary of Accounts Payable and Other (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 21, 2021
Current
Accounts payable		$ 849	$ 1,253
Accrued and other liabilities		545	805
Lease liabilities		43	76
Financial liabilities		109	145
Work in progress		481	1,175
Provisions and decommissioning liabilities		502	609
Liabilities held for sale		5	42
Loan payable to Brookfield Business Partners		0	228	$ 1,900
Total current		2,534	4,333
Non-current
Accounts payable		84	84
Accrued and other liabilities		312	573
Lease liabilities		269	423
Financial liabilities		1,378	1,694
Work in progress		20	49
Provisions and decommissioning liabilities		221	483
Total non-current		2,284	3,306
Financial liability recognized for proceeds received from sale and leaseback transaction		1,345	1,673
Current financial liability recognized related to sale and leaseback of hospitals		64	74
Noncurrent financial liability recognized related to sale and leaseback of hospitals		$ 1,281	$ 1,599
Gain from extinguishment and recognition of financial liability, leased hospitals	$ 341